LEASES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2015 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2016	Dec. 31, 2016 vessel	Mar. 31, 2015
Number of vessels leased out index linked time charters					9			10	10
Operating Leases, Future Minimum Payments Receivable, Current				$ 43,125,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months				34,626,000
Sale Leaseback Transaction, Historical Cost	$ 272,000,000
Time chartered-in period			10 years
Operating Leases, Number Of Assets Leased to Third Parties					1			1
Cost of vessels				1,873,795,000	$ 1,540,559,000	$ 915,060,000	$ 305,581,000
Accumulated depreciation				114,856,000	$ 52,354,000	62,395,000	42,834,000
number of vessels leased out under capital leases to third parties					13			15	1
Operating Leases, Future Minimum Payments, Due in Two Years				37,012,000
Operating Leases, Future Minimum Payments, Due in Three Years				35,373,000
Operating Leases, Future Minimum Payments, Due in Four Years				35,475,000
Operating Leases, Future Minimum Payments, Due in Five Years				35,066,000
Operating Leases, Future Minimum Payments, Due Thereafter				169,205,000
Operating Leases, Future Minimum Payments Due				346,757,000
Operating Leases, Future Minimum Payments Receivable, in Two Years				39,268,000
Operating Leases, Future Minimum Payments Receivable, in Three Years				35,405,000
Operating Leases, Future Minimum Payments Receivable, in Four Years				23,142,000
Operating Leases, Future Minimum Payments Receivable, in Five Years				8,394,000
Operating Leases, Future Minimum Payments Receivable, Thereafter				0
Operating Leases, Future Minimum Payments Receivable				149,334,000
Number of vessels under operating lease from third parties					3			1
Total minimum lease period					13
Charter hire expenses				53,691,000	$ 30,719,000	0
Operating Leases, Rent Expense, Minimum Rentals				1,200,000	200,000
Operating leases, charterhire expense minimum rentals				345,500,000	$ 378,100,000
Number of long term chartered in vessels acquired on merger										2
Number of vessels redelivered										1
contingent rental income				410,000		20,000	$ 0
Vessels leased out,Fixed Rate Time Charter					6			6	6
Number of vessels leased out to third party under operating leases					1			0
Vessels leased to third parties [Member]
Cost of vessels				771,100,000	$ 639,100,000
Accumulated depreciation				58,200,000	$ 26,700,000
Ship Finance International Ltd [Member]
Profit share percentage					33.00%
Base rate					0.40%
Variable interest rate level					0.10%
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Daily Time Charter Rate, Period 1, Adjusted					$ 50
Number of vessels sold and leased back	8		8		8
Sale Leaseback Transaction, Historical Cost	$ 272,000,000
Daily Time Charter Rate, Period 1			$ 17,600		$ 17,600
Charter Term, Contractual, Period 1			7 years		7 years
Daily Time Charter Rate, Period 2, Adjusted					$ 25
Time Charter Daily Rates		$ 14,900	$ 14,900		$ 14,900
Charter Term, Contractual, Period 2			3 years		3 years
Daily Operating Expenses Rate					$ 7,000
Purchase option net of sellers credit				112,000,000	$ 112,000,000
Charter Term, Contractual		10 years	10 years		10 years
Charter term, Extension		3 years	3 years		3 years
Daily Time Charter Rate, Extension			$ 14,900		$ 14,900
Charter hire expenses				$ 5,200,000	0
Minimum [Member]
Time charter period for vessels leased out				1 year
Maximum [Member]
Time charter period for vessels leased out				10 years
Charter hire expenses [Member]
Charter hire expenses				$ 54,365,000	32,118,000	0
Amortization of unfavorable charter party contracts [Member]
Charter hire expenses				$ (674,000)	$ (1,399,000)	$ 0